Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue Recognition
4.	REVENUE RECOGNITION
Revenue recognized for each revenue stream is as follows:

Financial Statement Caption	Revenue Stream	Three Months Ended March 31,
Product revenue:		2023	2022
	Pellet procedures	$35,070	$30,807
	Dietary supplements	8,330	5,704
	Disposable trocars	720	234
	Shipping fees	35	13

Total product revenue		44,155	36,758
Service revenue:
	Training	336	165
	Contract-term services	210	220
	Other	142	—

Total service revenue		688	385

Total revenue		$44,843	$37,143

Revenue recognized by geographic region is as follows:

Financial Statement Caption	Country	For the Three Months Ended March 31,
Product revenue:		2023	2022
	United States	$44,016	$36,690
	All other	139	68

Total product revenue		44,155	36,758
Service revenue:
	United States	656	384
	All other	32	1

Total service revenue		688	385

Total revenue		$44,843	$37,143

Significant changes in contract liability balances are as follows:

	Three Months Ended March 31,
	2023		2022
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(755)	$—	$(705)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	760	340	567	283
Transfers between current and non-current liabilities due to the expected revenue recognition period	389	(389)	193	(193)

Total increase (decrease) in contract liabilities	$394	$(49)	$55	$90

Consideration allocated to initial training due to deposits paid upfront is presented within deferred revenue on the condensed consolidated balance sheets and is expected to be recognized as revenue within one year as the training is performed. Consideration allocated to contract-term services is presented within deferred revenue and deferred revenue, long-term for the amounts expected to be recognized within one year and longer than one year, respectively.
Consideration allocated to the premiums within the management fee for pellet procedures is presented within deferred revenue current and deferred revenue, long-term for amounts expected to be recognized within one year and longer than one year, respectively.

Consideration allocated to performance obligations are as follows:

	March 31, 2023	December 31, 2022
Unsatisfied training obligations—Current	$97	$104

Unsatisfied contract-term services—Current	1,101	1,028
Unsatisfied contract-term services—Long-term	704	627

Total allocated to unsatisfied contract-term services	1,805	1,655

Unsatisfied pellet procedures—Current	880	833
Unsatisfied pellet procedures—Long-term	314	299

Total allocated to unsatisfied pellet procedures	1,194	1,132

Total deferred revenue—Current	$2,078	$1,965

Total deferred revenue—Long-term	$1,018	$926

The Company does not have a history of material returns or refunds and generally does not offer warranties or guarantees for any products or services. There were no expected returns or refunds recorded as a reduction of revenue for either the three months ended March 31, 2023 or 2022.

4.	REVENUE RECOGNITION
Revenue recognized for each revenue stream is as follows:

Financial Statement Caption	Revenue Stream	Year Ended December 31,
Product revenue:		2022	2021

	Pellet procedures	$128,952	$109,465
	Dietary supplements	32,412	27,241
	Disposable trocars	1,698	860
	Shipping fees	71	32

Total product revenue		163,133	137,598

Financial Statement Caption	Revenue Stream	Year Ended December 31,
Product revenue:		2022	2021
Service revenue:
	Training	973	859
	Contract-term services	851	939

Total service revenue		1,824	1,798

Total revenue		$164,957	$139,396

Revenue recognized by geographic region is as follows:

Financial Statement Caption	Country	For the Year Ended December 31,
Product revenue:		2022	2021
	United States	$162,742	$137,349
	All other	391	249

Total product revenue		163,133	137,598
Service revenue:
	United States	1,781	1,798
	All other	43	—

Total service revenue		1,824	1,798

Total revenue		$164,957	$139,396

Significant changes in contract liability balances are as follows:

	Year Ended December 31,
	2022		2021
Description of change	Deferred Revenue	Deferred Revenue, Long-term	Deferred Revenue	Deferred Revenue, Long-term
Revenue recognized that was included in the contract liability balance at the beginning of the period	$(1,710)	$—	$(2,048)	$—
Increases due to cash received, excluding amounts recognized as revenue during the period	1,342	760	1,022	652
Transfers between current and non-current liabilities due to the expected revenue recognition period	460	(460)	697	(697)

Total increase (decrease) in contract liabilities	$92	$300	$(329)	$(45)

Consideration allocated to initial training due to deposits paid upfront is presented within deferred revenue on the consolidated balance sheets and is expected to be recognized as revenue within one year as the training is performed. Consideration allocated to contract-term services is presented within deferred revenue and deferred revenue, long-term for the amounts expected to be recognized within one year and longer than one year, respectively.
Consideration allocated to the premiums within the management fee for pellet procedures is presented within deferred revenue current and deferred revenue, long-term for amounts expected to be recognized within one year and longer than one year, respectively.

Consideration allocated to performance obligations are as follows:

	December 31, 2022	December 31, 2021
Unsatisfied training obligations—Current	$104	$67

Unsatisfied contract-term services—Current	1,028	849
Unsatisfied contract-term services—Long-term	627	544

Total allocated to unsatisfied contract-term services	1,655	1,393

Unsatisfied pellet procedures—Current	833	789
Unsatisfied pellet procedures—Long-term	299	258

Total allocated to unsatisfied pellet procedures	1,132	1,047

Total deferred revenue—Current	$1,965	$1,705

Total deferred revenue—Long-term	$926	$802

The Company does not have a history of material returns or refunds and generally does not offer warranties or guarantees for any products or services. Expected returns and refunds are recorded as a reduction of revenue and are $0 and $0 for the years ended December 31, 2022 and 2021, respectively.